Export duties, net, and tariffs - CVD and ADD Rates (Details)		3 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Aug. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Jul. 28, 2025	Aug. 18, 2024	Dec. 31, 2025	Dec. 31, 2024
Effective Date Three
Antidumping Info [Abstract]
Antidumping Dispute, Estimated Rate	16.50%		11.89%	26.47%	11.89%	9.25%
AR1 POI | Effective Date One
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							24.12%
Countervailing Dispute, Price and Output Indices Rate							6.76%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							6.76%
Antidumping Dispute, Price and Output Indices Rate							1.40%
Antidumping Dispute, Estimated Rate							1.46%
AR1 POI | Effective Date Two
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							0.00%
Countervailing Dispute, Price and Output Indices Rate							0.00%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							5.57%
Antidumping Dispute, Price and Output Indices Rate							1.40%
Antidumping Dispute, Estimated Rate							1.46%
AR1 POI | Effective Date Three
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							17.99%
Countervailing Dispute, Price and Output Indices Rate							6.76%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							5.57%
Antidumping Dispute, Price and Output Indices Rate							1.40%
Antidumping Dispute, Estimated Rate							1.46%
AR1 POI | Effective Date Four
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							17.99%
Countervailing Dispute, Price and Output Indices Rate							7.57%
AR2 POI | Effective Date Four
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							5.57%
Antidumping Dispute, Price and Output Indices Rate							6.06%
Antidumping Dispute, Estimated Rate							4.65%
AR2 POI | Effective Date Five
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							17.99%
Countervailing Dispute, Price and Output Indices Rate							5.08%
AR3 POI | Effective Date Five
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							5.57%
Antidumping Dispute, Price and Output Indices Rate							4.63%
Antidumping Dispute, Estimated Rate							3.40%
AR3 POI | Effective Date Six
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							17.99%
Countervailing Dispute, Price and Output Indices Rate							3.62%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							1.40%
Antidumping Dispute, Price and Output Indices Rate							4.63%
Antidumping Dispute, Estimated Rate							3.40%
AR3 POI | Effective Date Seven
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							7.57%
Countervailing Dispute, Price and Output Indices Rate							3.62%
AR4 POI | Effective Date Seven
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							1.40%
Antidumping Dispute, Price and Output Indices Rate							7.06%
Antidumping Dispute, Estimated Rate							6.80%
AR4 POI | Effective Date Eight
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							7.57%
Countervailing Dispute, Price and Output Indices Rate							2.19%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							6.06%
Antidumping Dispute, Price and Output Indices Rate							7.06%
Antidumping Dispute, Estimated Rate							6.80%
AR4 POI | Effective Date Nine
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							5.06%
Countervailing Dispute, Price and Output Indices Rate							2.19%
AR5 POI | Effective Date Nine
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							6.06%
Antidumping Dispute, Price and Output Indices Rate							504.00%
Antidumping Dispute, Estimated Rate							4.52%
AR5 POI | Effective Date Ten
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							5.06%
Countervailing Dispute, Price and Output Indices Rate							6.85%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							4.63%
Antidumping Dispute, Price and Output Indices Rate							504.00%
Antidumping Dispute, Estimated Rate							4.52%
AR5 POI | Effective Date Eleven
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							5.08%
Countervailing Dispute, Price and Output Indices Rate							6.85%
AR5 POI | Effective Date Twelve
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							3.62%
Countervailing Dispute, Price and Output Indices Rate								6.85%
AR5 POI | Effective Date Fourteen
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate								5.04%
AR5 POI | Effective Date Sixteen
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate								9.65%
AR6 POI | Effective Date Eleven
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							4.63%
Antidumping Dispute, Price and Output Indices Rate							965.00%
Antidumping Dispute, Estimated Rate							8.84%
AR6 POI | Effective Date Twelve
Countervailing Info [Abstract]
Countervailing Dispute, Price and Output Indices Rate							16.82%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							7.06%
Antidumping Dispute, Price and Output Indices Rate							965.00%
Antidumping Dispute, Estimated Rate							8.84%
AR6 POI | Effect Date Thirteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							3.62%	16.82%
AR6 POI | Effective Date Fourteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							2.19%	16.82%
AR6 POI | Effective Date Sixteen
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							9.65%
AR7 POI | Effect Date Thirteen
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							7.06%
Antidumping Dispute, Estimated Rate							4.70%
AR7 POI | Effective Date Fourteen
Antidumping Info [Abstract]
Antidumping Dispute, Estimated Rate		4.70%					4.70%	2.58%
AR7 POI | Effect Date Fifteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							2.19%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate							5.04%
Antidumping Dispute, Estimated Rate							4.00%
AR7 POI | Effective Date Sixteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate							6.85%
Antidumping Info [Abstract]
Antidumping Dispute, Estimated Rate							4.00%